Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets:
Cash and cash equivalents	$ 747,233,000	$ 549,500,000	$ 633,855,000	$ 682,777,000
Liabilities:
Short-term borrowings	602,494,000	109,252,000
Senior Credit Agreement	2,365,522,000	2,611,580,000
Senior Long Term Notes	4,923,476,000	5,325,618,000
Noncontrolling interests subject to put provisions ending	1,241,088,000	1,028,368,000	$ 824,658,000
Financial instruments notional amount of foreign currency cash flow hedge derivatives	108,950,000	193,880,000
Financial instrument notional amount of foreign currency derivative instruments not designated as hedging instruments	1,483,763,000	1,637,129,000
Financial instrument notional amount of interest rate derivatives	265,633,000	409,351,000
Amount estimated to be transferred in the future from accumulated OCI into earnings	3,737,000
Interest Rate Swaps Additional Interest Expense	20,918,000
Amount of additional interest expense expected to be reclassified into earnings	$ 37,752,000	58,581,000
The time period estimated for the anticipated transfer of interest expense into earnings	12 months
Derivative Assets Subject To Master Netting Agreements	$ 25,627,000	24,366,000
Derivative Liabilities Subject To Master Netting Agreements	28,198,000	12,765,000
Derivative Net Liabilities Subject To Master Netting Agreements	16,984,000	4,672,000
Derivative Net Assets Subject To Master Netting Agreements	14,413,000	16,273,000
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	747,233,000	549,500,000
Accounts receivable	3,540,124,000	3,303,456,000
accounts receivable related party	220,797,000	218,285,000
available for sale securities	270,310,000	275,770,000
other assets	442,163,000	376,035,000
Liabilities:
Accounts Payable	606,800,000	627,828,000
Total Related Party Accounts Payable	278,355,000	153,023,000
other current liabilities	1,351,590,000	1,330,283,000
Short-term borrowings	605,656,000	128,304,000
Long term debt, excluding Amended 2012 Senior Credit Agreement and Senior Notes	275,612,000	172,919,000
Senior Credit Agreement	2,365,522,000	2,611,580,000
Senior Long Term Notes	4,923,476,000	5,325,618,000
Convertible Debt	401,333,000	407,705,000
other liabilities	235,596,000	55,660,000
Noncontrolling interests subject to put provisions ending	1,234,888,000	1,023,755,000
Portion At Fair Value Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	747,233,000	549,500,000
Accounts receivable	3,540,124,000	3,303,456,000
accounts receivable related party	220,797,000	218,285,000
available for sale securities	270,310,000	275,770,000
other assets	442,163,000	376,035,000
Liabilities:
Accounts Payable	606,800,000	627,828,000
Total Related Party Accounts Payable	278,355,000	153,023,000
other current liabilities	1,351,590,000	1,330,283,000
Short-term borrowings	605,745,000	128,304,000
Long term debt, excluding Amended 2012 Senior Credit Agreement and Senior Notes	276,647,000	172,919,000
Senior Credit Agreement	2,370,539,000	2,625,591,000
Senior Long Term Notes	5,317,087,000	5,782,937,000
Convertible Debt	529,087,000	546,057,000
other liabilities	235,596,000	55,660,000
Noncontrolling interests subject to put provisions ending	$ 1,234,888,000	$ 1,023,755,000